Shareholder Report, Line Graph (Details) 193918_Innovator Equity Defined Protection ETF - 2 Yr to October 2027_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 30, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 2 Yr to October 2027 NAV
Accumulated Value	$ 10,000	$ 10,051
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 10,234
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 10,227